CONVERTIBLE NOTES PAYABLE (Details Narrative) - USD ($)		1 Months Ended	3 Months Ended
	Aug. 02, 2021	Apr. 29, 2022	Mar. 31, 2022	Mar. 31, 2021	Dec. 31, 2021
Debt Instrument [Line Items]
Convertible Notes Payable			$ 633,167		$ 633,167
Convertible Promissory Noteholder F [Member] | Equity Financing Agreement [Member]
Debt Instrument [Line Items]
Interest Payable		$ 5,177
Debt Instrument, Face Amount		$ 66,833
Debt Conversion, Converted Instrument, Shares Issued		7,200,000
Convertible Promissory Noteholder - G [Member]
Debt Instrument [Line Items]
Debt Related Commitment Fees and Debt Issuance Costs		$ 5,563
Note A [Member]
Debt Instrument [Line Items]
Interest Expense, Debt			8,729	$ 15,041
Interest Payable			139,765		131,036
Convertible Notes Payable			295,000		295,000
Note B [Member]
Debt Instrument [Line Items]
Interest Expense, Debt			678	678
Interest Payable			8,770		8,092
Convertible Notes Payable			55,000		55,000
Note D [Member]
Debt Instrument [Line Items]
Interest Payable			16,177		14,698
Convertible Notes Payable					50,000
Note E [Member]
Debt Instrument [Line Items]
Interest Expense, Debt			3,699	3,699
Interest Payable			37,389		33,690
Convertible Notes Payable			125,000		125,000
Debt Instrument, Maturity Date	Aug. 02, 2022
Note F [Member]
Debt Instrument [Line Items]
Interest Expense, Debt			818	1,404
Interest Payable			$ 2,530		1,712
Convertible Notes Payable					33,167
Debt Instrument, Maturity Date		Apr. 29, 2023
Conversion of Stock, Shares Converted			625,000
Note G [Member]
Debt Instrument [Line Items]
Interest Expense, Debt			$ 1,849	$ 1,849
Interest Payable			$ 11,589		9,740
Convertible Notes Payable					$ 75,000
Debt Instrument, Maturity Date		Apr. 29, 2023
Conversion of Stock, Shares Converted			625,000